Long-Term Investments and Variable Interest Entities - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Long Term Investments [Line Items]
Long-term investments	$ 22	$ 11
Payments to acquire investments	10
Noncontrolling interest	123	$ 65
DNP Photomask Europe S.p.A (“DNP”)
Long Term Investments [Line Items]
Long-term investments	9
Variable interest entity, primary beneficiary
Long Term Investments [Line Items]
Noncontrolling interest	$ 52
SANAN STMicroelectronics | Variable interest entity, primary beneficiary
Long Term Investments [Line Items]
Limited partnership	49.00%
Subsidiary, ownership percentage, noncontrolling owner	51.00%